Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 1.0	$ 1.6	$ 0.5
Accounts receivable, less allowance for doubtful accounts	267.8	289.8	236.5
Inventory	58.8	66.0	44.5
Assets from price risk management activities	6.7	6.3	32.6
Prepaid expenses and other current assets	5.7	9.7	21.7
Total current assets	340.0	373.4	335.8
Property, plant and equipment	2,572.4	2,555.4	3,747.7
Less: accumulated depreciation and depletion	491.7	457.8	436.9
Property, plant and equipment, net	2,080.7	2,097.6	3,310.8
Intangible assets	898.6	898.6	975.8
Less: accumulated amortization	254.7	241.2	206.6
Intangible assets, net	643.9	657.4	769.2
Goodwill	199.0	199.0	1,085.5
Investments in unconsolidated affiliates	1,105.3	1,115.4	254.3
Other assets	5.9	6.1	7.2
Total assets	4,374.8	4,448.9	5,762.8
Current liabilities:
Accounts payable	193.7	217.2	144.1
Accrued expenses and other liabilities	78.1	90.5	105.6
Liabilities from price risk management activities	9.4	28.6	7.4
Current portion of long-term debt	14.8	1.0	1.1
Total current liabilities	296.0	337.3	258.2
Long-term debt, less current portion	1,550.3	1,522.7	2,501.8
Other long-term liabilities	46.5	44.6	47.5
Deferred income taxes	4.7	5.3	8.4
Commitments and contingencies
Partners' capital:
Partners' capital	1,700.2	1,782.0	2,227.6
Preferred units	582.3	564.5	535.8
Total company partners' capital	2,282.5	2,346.5	2,763.4
Interest of non-controlling partners in subsidiaries	194.8	192.5	183.5
Total partners' capital	2,477.3	2,539.0	2,946.9
Total liabilities and partners' capital	4,374.8	4,448.9	5,762.8
Crestwood Midstream Partners LP
Assets
Cash	0.6	1.3	0.1
Accounts receivable, less allowance for doubtful accounts	267.8	289.8	236.5
Inventory	58.8	66.0	44.5
Assets from price risk management activities	6.7	6.3	32.6
Prepaid expenses and other current assets	5.7	9.7	19.9
Total current assets	339.6	373.1	333.6
Property, plant and equipment	2,902.5	2,885.5	4,077.7
Less: accumulated depreciation and depletion	624.5	587.1	552.0
Property, plant and equipment, net	2,278.0	2,298.4	3,525.7
Intangible assets	883.1	883.1	959.3
Less: accumulated amortization	243.0	230.2	197.9
Intangible assets, net	640.1	652.9	761.4
Goodwill	199.0	199.0	1,085.5
Investments in unconsolidated affiliates	1,105.3	1,115.4	254.3
Other assets	2.1	1.8	3.1
Total assets	4,564.1	4,640.6	5,963.6
Current liabilities:
Accounts payable	191.0	214.5	141.4
Accrued expenses and other liabilities	75.2	87.9	103.3
Liabilities from price risk management activities	9.4	28.6	7.4
Current portion of long-term debt	14.8	1.0	0.9
Total current liabilities	290.4	332.0	253.0
Long-term debt, less current portion	1,550.3	1,522.7	2,501.8
Other long-term liabilities	43.9	42.0	43.3
Deferred income taxes	0.7	0.7	0.4
Partners' capital:
Total company partners' capital	2,484.0	2,550.7	2,981.6
Interest of non-controlling partners in subsidiaries	194.8	192.5	183.5
Total partners' capital	2,678.8	2,743.2	3,165.1
Total liabilities and partners' capital	$ 4,564.1	$ 4,640.6	$ 5,963.6